Short-term investments (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading Securities	$ 99,244,110	$ 57,739,558
Quoted Price in Active Market for Identical Assets (Level 1) [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading Securities	23,676,598	57,739,558
Significant Other Observable Input (Level 2) [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading Securities	0	0
Significant Unobservable Input (Level 3) [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading Securities	75,567,512	0
Debt securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading Securities		888,067
Debt securities [Member] | Quoted Price in Active Market for Identical Assets (Level 1) [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading Securities		888,067
Debt securities [Member] | Significant Other Observable Input (Level 2) [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading Securities		0
Debt securities [Member] | Significant Unobservable Input (Level 3) [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading Securities		0
REITs [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading Securities	19,988,652	21,239,128
REITs [Member] | Quoted Price in Active Market for Identical Assets (Level 1) [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading Securities	19,988,652	21,239,128
REITs [Member] | Significant Other Observable Input (Level 2) [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading Securities	0	0
REITs [Member] | Significant Unobservable Input (Level 3) [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading Securities	0	0
Money market instruments [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading Securities		26,577,133
Money market instruments [Member] | Quoted Price in Active Market for Identical Assets (Level 1) [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading Securities		26,577,133
Money market instruments [Member] | Significant Other Observable Input (Level 2) [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading Securities		0
Money market instruments [Member] | Significant Unobservable Input (Level 3) [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading Securities		0
Equity securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading Securities	3,687,946	9,035,230
Equity securities [Member] | Quoted Price in Active Market for Identical Assets (Level 1) [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading Securities	3,687,946	9,035,230
Equity securities [Member] | Significant Other Observable Input (Level 2) [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading Securities	0	0
Equity securities [Member] | Significant Unobservable Input (Level 3) [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading Securities	0	$ 0
Investment product [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading Securities	75,567,512
Investment product [Member] | Quoted Price in Active Market for Identical Assets (Level 1) [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading Securities	0
Investment product [Member] | Significant Other Observable Input (Level 2) [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading Securities	0
Investment product [Member] | Significant Unobservable Input (Level 3) [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading Securities	$ 75,567,512